Operating Leases - Schedule of Operating Lease (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Schedule of Operating Lease [Abstract]
Right-of-use assets, costs	$ 108,674		$ 40,789
Accumulated amortization	(47,760)		(42,412)
Modification			30,364
Right-of-use assets, net	60,914		28,741
Operating lease liabilities - current portion	45,298		30,818
Total	45,298		$ 30,818
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	55,345	$ 20,219
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 69,825
Weighted-average remaining lease term - operating leases	1 year 3 months	6 months
Weighted-average discount rate - operating leases	2.558%	3.375%